LEASE LIABILITIES (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 07, 2020	Dec. 10, 2019
Depreciation lease liability	4.73%		5.00%	5.50%
Cash flow for leases	$ 10,652	$ 10,742